VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE: (860) 580-2824 | EMAIL: NEIL.MCMURDIE@VOYA.COM

September 21, 2015

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C

Initial Registration Statement on Form N-4

Prospectus Title: Florida University System Optional Retirement Program and the
Florida Senior Management Service Optional Annuity Program

File Nos.: 333-__________ and 811-02513

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) and its Variable Annuity Account C (the “Account”) and under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), we are submitting for filing a Registration Statement on Form N-4 with respect to group deferred fixed and variable annuity contracts (the “Contracts”) offered by the Company through the Account.

Fees

There is no fee required for this filing. The Company and the Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-02513).

Financial statements, Opinion and Consent of Counsel, Consent of Independent Registered Accounting Firm and other exhibits and information will be included in a pre-effective amendment to the Registration Statement.

It is proposed that this Registration Statement become effective in December 2015.

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U.S. Securities and Exchange Commission

If you have any questions or comments, please call me at (860) 580-2824.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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